Basis of accounting (Policies)	12 Months Ended
Jan. 31, 2018
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and IFRS Interpretations Committee interpretations ('IFRS') as issued by the IASB. The Consolidated Financial Statements have been prepared on a going concern basis and under the historical cost convention. These consolidated financial statements were authorized by the Board of Directors on April 11, 2018.

Going concern
Going concern
The financial information in these financial statements has been prepared on a going concern basis which assumes that the Group will continue in operational existence for the foreseeable future.
The Group expects it will need to raise additional funding in the future in order to support research and development efforts, potential commercialization-related activities if any of its product candidates receive marketing approval, as well as to support activities associated with operating as a public company in both the United States and the United Kingdom. Management expects to finance its cash needs through a combination of some, or all, of the following: equity offerings, collaborations, strategic alliances, grants and clinical trial support from government entities, philanthropic, non-government and not for profit organizations and patient advocacy groups, debt financings, and marketing, distribution or licensing arrangements.
After review of the future operating costs of the business in conjunction with the cash held at January 31, 2018, management is confident about the Group’s ability to continue as a going concern.

Use of estimates
Use of estimates
The preparation of the financial statements, in conformity with IFRS, requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results may ultimately differ from those estimates. The areas involving higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2 ‘Critical accounting judgements and key sources of estimation uncertainty’.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements incorporate the financial statements of the Group and entities controlled by the Group made up to the reporting date. Control is achieved where the Company has the power to govern the financial and operating policies of an investee entity so as to obtain benefits from its activities.
The results of subsidiary undertakings acquired or disposed of in the year are included in the Consolidated Statement of Comprehensive Income from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with those used by the Group.
All intra-group transactions, balances, income and expenses are eliminated on consolidation.

Revenue recognition
Revenue recognition
Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods and services provided in the normal course of business net of value added tax and other sales-related taxes. The Group recognizes revenue when the amount can be reliably measured; when it is probable that future economic benefits will flow to the Group; and when specific criteria have been met for each of the Group’s activities.
Licensing agreements may consist of multiple elements and provide for varying consideration terms, such as upfront, development, regulatory and sales milestones, and sales royalties and similar payments. Where such arrangements can be divided into separate units of accounting (each unit constituting a separate earnings process), the arrangement consideration is allocated to the different units based on their relative fair values and recognized over the respective performance period.

1.	Basis of accounting (continued)
Revenues from non-refundable, upfront payments are assessed as to whether they relate to the provision of a license or development services. Upfront payments classified as the provision of a license are recognized in full immediately while revenue related to further development services are initially reported as deferred revenue on the Consolidated Statement of Financial Position and are recognized as revenue over the development period.
Development and regulatory approval milestone payments are recognized as revenue based on the percentage of completion method on the assumption that all stages will be completed successfully. The cumulative revenue recognized is limited to non-refundable amounts already received or reasonably certain to be received.
Revenues attributable to the development cost share element of a contract are recognized on an accruals basis as the underlying expenditure is incurred in accordance with the terms of the relevant agreement.
Royalty revenue is recognized on an accrual basis in accordance with the substance of the relevant agreement, provided that it is probable that the economic benefits will flow to the Group and the amount of revenue can be measured reliably.
Sales related milestone payments are recognized in full in the period in which the relevant milestone is achieved.

Business Combinations
Business Combinations
The cost of an acquisition is measured as the fair value of the assets exchanged, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired together with liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the cost of acquisition over the fair value of the identifiable net assets is recorded as goodwill. Goodwill is not amortized but is reviewed for impairment at least annually and more frequently whenever there is an indication of impairment. See Note

Intangible Assets
Intangible Assets
In-process research and development that is separately acquired as part of a company acquisition or in-licensing agreement is capitalized even if they have not yet demonstrated technical feasibility, which is usually signified by regulatory approval. Amortization will commence when either products underpinned by the intellectual property rights or the rights themselves become available for use.
The intangible asset relating to intellectual property rights for the utrophin program capitalized as part of the acquisition of MuOx Limited in November 2013 is considered to be not yet available for use. As such, it will not be subject to amortization and will be tested for impairment at least annually or whenever there is an indicator of impairment. Amortization will commence when either products underpinned by the intellectual property rights or the rights themselves become available for use.
The intangible asset relating to the acquired discovery and development platform capitalized as part of the acquisition of Discuva Limited in December 2017 is considered to be available for use. As such, it will be subject to amortization over the period of the relevant associated patents.
Other intangible assets are amortized in equal installments over their useful estimated lives as follows:

All patents (once filed)	Over the period of the relevant patents (assumed to be 20 years)
Option over non-financial assets	Over the period of the relevant agreement

Impairment of assets
Impairment of assets
At each year end date, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).
An impairment loss is recognized for the amount by which the asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of fair value, reflecting market conditions less costs to sell, and value in use based on an internal discounted cash flow evaluation. Impairment losses recognized for cash-generating units is charged pro rata to the other assets in the cash generating unit. All tangible and intangible assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. See Note 13 ‘Intangible assets’ for details.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are stated at cost less depreciation. Cost comprises the purchase price plus any incidental costs of acquisition and commissioning. Depreciation is calculated to write-off the cost, less residual value, in equal annual installments over their estimated useful lives as follows:

Leasehold improvements	Over the period of the remaining lease
Laboratory equipment	3-10 years
Office and IT equipment	3-5 years
The residual value, if not insignificant, is reassessed annually.

Provisions
Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, the expected future cash flows will be discounted using a pre-tax discount rate, adjusted for risk where it is inherent in a specific liability.

Other operating income
Other operating income
Other operating income includes income received and recognized from government agencies, philanthropic, non-government, not for profit organizations and patient advocacy groups which are accounted for in accordance with IAS 20, ‘Accounting for Government Grants and Disclosure of Government Assistance’. Monies received through these means are held as deferred revenue in the Consolidated Statement of Financial Position and are released to the Consolidated Statement of Comprehensive Income as the underlying expenditure is incurred and to the extent the conditions of the grant are met.

Foreign currencies
Foreign currencies
Transactions in foreign currencies are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange ruling at the year end date. All differences are taken to the Consolidated Statement of Comprehensive Income.
Assets and liabilities of subsidiaries that have a functional currency different from the presentation currency (Pound Sterling), are translated at the closing rate at the date of each statement of financial position presented. Income and expenses are translated at average exchange rates. Any resulting differences are recognized in other comprehensive (loss)/income in the Consolidated Statement of Comprehensive Income.

Employee benefits
Employee benefits
All employee benefit costs, notably holiday pay, bonuses and contributions to Company or personal defined contribution pension schemes are charged to the Consolidated Statement of Comprehensive Income on an accruals basis.

Operating leases
Operating leases
Costs in respect of operating leases are charged to the Consolidated Statement of Comprehensive Income on a straight line basis over the lease term. Assets relating to lease incentives are depreciated over the life of the lease and are included in property, plant and equipment as leasehold improvements.

Research and development
Research and development
All ongoing research expenditure is currently expensed in the period in which it is incurred. Due to the regulatory environment inherent in the development of the Group’s products, the criteria for development costs to be recognized as an asset, as set out in IAS 38 ‘Intangible Assets’, are not met until a product has received regulatory approval, and it is probable that future economic benefit will flow to the Group. The Group currently has no qualifying expenditure.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash in hand and deposits held on call with the bank.
Share-based payments
Share-based payments
In accordance with IFRS 2 ‘Share-based Payment’, share options and restricted stock units are measured at fair value at their grant date. The fair value for the majority of the options is calculated using the Black-Scholes formula and charged to the Consolidated Statement of Comprehensive Income on a straight-line basis over the expected vesting period. For those options issued with vesting conditions other than remaining in employment (for example, those conditional upon the Group achieving certain predetermined financial criteria) either a Monte-Carlo model or a Hull White trinomial lattice model have been used. At each year end date, the Group revises its estimate of the number of options that are expected to become exercisable. This estimate is not revised according to estimates of changes in market based conditions.

Current taxation
Current taxation
Income tax is recognized or provided at amounts expected to be recovered or paid using the tax rates and tax laws that have been enacted or substantively enacted at the year end date.
Current tax includes research and development tax credits which are calculated in accordance with the UK research and development tax credit regime applicable to small and medium sized companies. Research and development expenditure which is not eligible for reimbursement under the small and medium sized companies regime, such as expenditure incurred on projects for which we receive income, may be reimbursed under the UK Research and Development Expenditure Credit (‘RDEC’) scheme. Receipts under the RDEC scheme are presented within other operating income as they are similar in nature to grant income.

Deferred taxation
Deferred taxation
Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the Consolidated Statement of Financial Position differs from its tax base, except for differences arising on:

•	the initial recognition of goodwill;

•	the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

•
investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference, and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.
The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax liabilities/(assets) are settled/(recovered).

Financial instruments
Financial instruments
The Group holds financial assets and liabilities in the respective categories ‘Loans and receivables’ and ‘Financial liabilities measured at amortized cost’. Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise when the Group provides money, goods or services directly to the debtor with no intention of trading the receivable. They are included in current assets, except for maturities greater than 12 months after the year end date, which are classified as non-current assets. Other liabilities consist of trade and other payables, being balances arising in the course of normal business with suppliers, contractors and other service providers, and borrowings, being loans and hire purchase funds advanced for the refit of leasehold premises and the purchase of laboratory equipment, fixtures and fittings. Loans and receivables, and other liabilities are initially recorded at fair value, and thereafter at amortized cost, if the timing difference is deemed to impact the fair value of the asset or liability.
The Group assesses at each year end date whether there is objective evidence that a financial asset or a group of financial assets is impaired.
The Group does not hold or trade in derivative financial instruments.

Warrants
Warrants
Warrants issued by the Group are recognized and classified as equity when upon exercise, the Company would issue a fixed amount of its own equity instruments (Ordinary Shares) in exchange for a fixed amount of cash or another financial asset.
Consideration received, net of incremental costs directly attributable to the issue of such new warrants, is shown in equity. Such warrants are not re-measured at fair value in subsequent reporting periods.